Rule 497 Document

On behalf of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO New York Municipal Bond Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on August 20, 2015 (Accession No. 0001193125-15-297597), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document